SUPPLEMENTAL FINANCIAL INFORMATION	12 Months Ended
Jan. 01, 2022
Supplemental Financial Information
SUPPLEMENTAL FINANCIAL INFORMATION
NOTE 16. SUPPLEMENTAL FINANCIAL INFORMATION

Inventories
Inventories

at
year-end
were as follows:

(In millions)	2021	2020
Raw materials	$393.6	$268.6
Work-in-progress	233.1	210.3
Finished goods	280.5	238.3

Inventories	$907.2	$717.2
Property, Plant and Equipment
Major classes of property, plant and equipment, stated at cost, at year-end
were as follows:

(In millions)	2021	2020
Land	$28.6	$26.1
Buildings and improvements	777.6	746.4
Machinery and equipment	2,582.2	2,538.6
Construction-in-progress	237.8	165.2

Property, plant and equipment	3,626.2	3,476.3
Accumulated depreciation	(2,148.5)	(2,132.6)

Property, plant and equipment, net	$1,477.7	$1,343.7
Software
Capitalized software costs at
year-end
were as follows:

(In millions)	2021	2020
Cost	$403.9	$506.5
Accumulated amortization	(280.6)	(370.1)

Software, net	$123.3	$136.4
Software amortization expense was $30.1 million in 2021, $29 million in 2020 and $20.8 million in 2019.
Allowance for Credit Losses
Given the short-term nature of trade receivables, our allowance for credit losses is based on the financial condition of customers, the aging of receivable balances, our historical collections experience, and current and expected future macroeconomic and market conditions, including as a result of
COVID-19.
Balances are written off in the period in which they are determined to be uncollectible.
The activity related to our allowance for credit losses was as follows:

(In millions)	2021	2020
Balance at beginning of year	$44.6	$27.1
(Reversal of) provision for credit losses (1)	(4.7)	20.3
Amounts written off	(7.7)	(5.7)
Other, including foreign currency translation	.8	2.9
Balance at end of year	$33.0	$44.6
(1)	For 2020, our provision for credit losses reflected impacts on customers as a result of COVID-19.
The provision for credit losses was $10.6 million in 2019.
Research and Development
Research
and development expense, which is included in “Marketing, general and administrative expense” in the Consolidated Statements of Income, was as follows:

(In millions)	2021	2020	2019
Research and development expense	$136.6	$112.8	$92.6
Supplemental Cash Flow Information
Cash paid for interest and income taxes was as follows:

(In millions)	2021	2020	2019
Interest	$62.8	$69.6	$74.3
Income taxes, net of refunds	253.4	203.4	155.0
Foreign Currency Effects
Gains and losses resulting from foreign currency transactions are included in income in the period incurred. Transactions in foreign currencies (including receivables, payables and loans denominated in currencies other than the functional currency), including hedging impacts, were not material in 2021, 2020 or 2019.
Deferred Revenue
Deferred revenue primarily relates to constrained variable consideration on supply agreements for sales of products, as well as to payments received in advance of performance under a contract. Deferred revenue is recognized as revenue as or when we perform under a contract.
The following table shows the amounts and balance sheet locations of deferred revenue as of January 1, 2022 and January 2, 2021:

(In millions)	January 1, 2022	January 2, 2021
Other current liabilities	$24.7	$18.9
Long-term retirement benefits and other liabilities	1.9	1.4

Total deferred revenue	$26.6	$20.3
Revenue recognized from amounts included in deferred revenue as of January 2, 2021 was $18.4 million in 2021. Revenue recognized from amounts included in deferred revenue as of December 28, 2019 was $12 million in 2020. Revenue recognized from amounts included in deferred revenue as of December 29, 2018 was $10.8 million in 2019. This revenue was included in “Net sales” in the Consolidated Statements of Income.